Investment Risks	Jan. 27, 2026
Absolute Capital Asset Allocator Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

●	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Exchange Traded Notes Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Portfolio Turnover Risk: The Fund expects to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk: The Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their NAV. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.

Absolute Capital Asset Allocator Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

Absolute Capital Asset Allocator Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Absolute Capital Asset Allocator Fund | Exchange Traded Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Exchange Traded Notes Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Absolute Capital Asset Allocator Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

Absolute Capital Asset Allocator Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Absolute Capital Asset Allocator Fund | Issuerspecific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Absolute Capital Asset Allocator Fund | Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

Absolute Capital Asset Allocator Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Absolute Capital Asset Allocator Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

Absolute Capital Asset Allocator Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Absolute Capital Asset Allocator Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk: The Fund expects to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Absolute Capital Asset Allocator Fund | Small And Medium Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Absolute Capital Asset Allocator Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk: The Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their NAV. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.

The Teberg Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

●	Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in responses to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular Underlying Funds, asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Sector Exposure Risk: To the extent that an Underlying Fund invests a substantial portion of its portfolio in a particular sector, such Underlying Fund’s shares may be more volatile and fluctuate more than shares of an Underlying Fund investing in a broader range of securities.

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk: The Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their NAV. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

The Teberg Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

The Teberg Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

The Teberg Fund | Issuerspecific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

The Teberg Fund | Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

The Teberg Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

The Teberg Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular Underlying Funds, asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

The Teberg Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

The Teberg Fund | Small And Medium Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

The Teberg Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk: The Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their NAV. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

The Teberg Fund | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

The Teberg Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in responses to developments affecting a specific company or industry, or to changing economic, political or market conditions.

The Teberg Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Exposure Risk: To the extent that an Underlying Fund invests a substantial portion of its portfolio in a particular sector, such Underlying Fund’s shares may be more volatile and fluctuate more than shares of an Underlying Fund investing in a broader range of securities.

Absolute Capital Defender Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

●	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Exchange Traded Notes Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Portfolio Turnover Risk: The Fund expects to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk: The Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their NAV. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Absolute Capital Defender Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

Absolute Capital Defender Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Absolute Capital Defender Fund | Exchange Traded Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Exchange Traded Notes Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Absolute Capital Defender Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

Absolute Capital Defender Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Absolute Capital Defender Fund | Issuerspecific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Absolute Capital Defender Fund | Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

Absolute Capital Defender Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Absolute Capital Defender Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

Absolute Capital Defender Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Absolute Capital Defender Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk: The Fund expects to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Absolute Capital Defender Fund | Small And Medium Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Absolute Capital Defender Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk: The Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their NAV. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Absolute Capital Defender Fund | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.